EARNINGS PER SHARE (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Weighted average number of ordinary shares used to calculate basic earnings per share	149,937,339	144,493,989	133,991,210
Effect of share options on issue	3,120,304	8,212,903	4,714,985
Weighted average number of ordinary shares used to calculate diluted earnings per share	153,057,643	152,706,892	138,706,195
Diluted earnings per share (in USD)	$ 0.15	$ 0.48	$ 0.02